JEMD
Nuveen Emerging Markets Debt 2022 Target Term Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 135.1% (99.4% of Total Investments)
	EMERGING MARKETS DEBT – 78.1% (57.5% of Total Investments)
	Argentina – 2.1%
$7,575	Provincia de Buenos Aires/Government Bonds, 144A	6.500%	2/15/23	CCC	$2,651,250
	Bahrain – 3.4%
1,000	Bahrain Government International Bond, 144A	5.875%	1/26/21	BB-	1,023,830
3,000	Bahrain Government International Bond, 144A, (3)	6.125%	7/05/22	BB-	3,173,700
4,000	Total Bahrain				4,197,530
	Barbados – 4.3%
650	Barbados Government International Bond, 144A, (4)	7.250%	12/15/21	Caa3	412,750
7,500	Barbados Government International Bond, 144A, (4)	7.000%	8/04/22	D	4,650,000
517	Barbados Government International Bond, Reg S, (4)	7.000%	8/04/22	D	320,540
8,667	Total Barbados				5,383,290
	Belarus – 0.6%
750	Republic of Belarus International Bond, 144A	6.875%	2/28/23	B	801,576
	Costa Rica – 3.1%
4,000	Costa Rica Government International Bond, 144A, (3)	4.250%	1/26/23	B+	3,910,040
	Dominican Republic – 0.1%
133	Dominican Republic International Bond, 144A	7.500%	5/06/21	BB-	139,333
	Ecuador – 6.4%
7,350	Ecuador Government International Bond, 144A	10.750%	3/28/22	B-	7,983,937
	Egypt – 5.4%
6,525	Egypt Government International Bond, 144A, (3)	6.125%	1/31/22	B+	6,724,600
	El Salvador – 5.5%
6,375	El Salvador Government International Bond, 144A, (3)	7.750%	1/24/23	B-	6,948,814
	Ghana – 3.3%
3,750	Ghana Government International Bond, 144A, (3)	9.250%	9/15/22	B	4,088,250
	Iraq – 6.9%
8,500	Iraq International Bond, 144A, (3)	6.752%	3/09/23	B-	8,686,490
	Lebanon – 5.0%
5,000	Lebanon Government International Bond, Reg S	6.000%	1/27/23	B-	3,453,750

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Lebanon (continued)
$4,000	Lebanon Government International Bond	6.400%	5/26/23	B-	$2,759,351
9,000	Total Lebanon				6,213,101
	Mongolia – 3.7%
3,000	Mongolia Government International Bond, 144A, (3)	5.125%	12/05/22	B	2,992,620
1,650	Mongolia Government International Bond, 144A	5.625%	5/01/23	B	1,666,487
4,650	Total Mongolia				4,659,107
	Nigeria – 2.8%
3,425	Nigeria Government International Bond, (3)	5.625%	6/27/22	B+	3,531,552
	Pakistan – 2.6%
3,275	Third Pakistan International Sukuk Co Ltd, 144A	5.625%	12/05/22	B-	3,275,000
	Paraguay – 0.4%
500	Paraguay Government International Bond, 144A, (3)	4.625%	1/25/23	Ba1	525,630
	Rwanda – 7.2%
8,400	Rwanda International Government Bond, 144A, (3)	6.625%	5/02/23	B+	9,063,264
	Senegal – 1.0%
925	Senegal Government International Bond, 144A	8.750%	5/13/21	Ba3	1,002,580
235	Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	254,636
1,160	Total Senegal				1,257,216
	Sri Lanka – 2.9%
600	Sri Lanka Government International Bond, 144A, (3)	5.875%	7/25/22	B	601,494
3,000	Sri Lanka Government International Bond, 144A, (3)	5.750%	4/18/23	B	2,977,636
3,600	Total Sri Lanka				3,579,130
	Turkey – 0.8%
1,000	Export Credit Bank of Turkey, 144A	4.250%	9/18/22	B+	948,308
	Ukraine – 6.4%
7,650	Ukraine Government International Bond, 144A, (3)	7.750%	9/01/22	B	8,032,500
	Zambia – 4.2%
7,500	Zambia Government International Bond, 144A, (3)	5.375%	9/20/22	CCC+	5,233,815
$107,785	Total Emerging Markets Debt (cost $109,572,732)				97,833,733

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 57.0% (41.9% of Total Investments)
	Banks – 21.7%
$750	Akbank TAS, 144A	5.000%	10/24/22	B+	$738,000
600	Banco de Bogota SA, 144A	5.375%	2/19/23	BBB-	638,940

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$750	Banco do Brasil SA/Cayman, 144A	5.875%	1/19/23	Ba3	$802,500
2,500	Credit Bank of Moscow Via CBOM Finance PLC, 144A	5.875%	11/07/21	BB	2,540,785
2,000	Credit Bank of Moscow Via CBOM Finance PLC, 144A	5.550%	2/14/23	BB	1,984,520
2,857	Halyk Savings Bank of Kazakhstan JSC, 144A	5.500%	12/21/22	BB	2,868,094
4,000	TC Ziraat Bankasi AS, 144A	5.125%	5/03/22	B+	3,880,000
300	Turkiye Garanti Bankasi AS, 144A	5.250%	9/13/22	B+	298,160
5,000	Turkiye Is Bankasi AS, 144A, (3)	6.000%	10/24/22	B	4,795,570
3,304	Turkiye Vakiflar Bankasi TAO, 144A	6.000%	11/01/22	B	3,154,725
2,150	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	2,239,161
3,000	United Bank for Africa PLC, 144A, (3)	7.750%	6/08/22	B+	3,187,500
27,211	Total Banks				27,127,955
	Commercial Services & Supplies – 2.0%
2,500	Atento Luxco 1 SA, 144A, (3)	6.125%	8/10/22	BB	2,534,375
	Communications Equipment – 2.6%
3,250	IHS Netherlands Holdco BV, 144A	9.500%	10/27/21	B+	3,310,125
	Diversified Telecommunication Services – 0.8%
1,000	Colombia Telecomunicaciones SA ESP, 144A, (3)	5.375%	9/27/22	BB+	1,010,000
	Electric Utilities – 5.3%
5,000	Eskom Holdings SOC Ltd, 144A, (3)	5.750%	1/26/21	BBB+	5,034,340
1,500	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,541,265
6,500	Total Electric Utilities				6,575,605
	Food Products – 4.5%
2,800	BRF SA, 144A	3.950%	5/22/23	Ba2	2,804,228
2,700	Kernel Holding SA, 144A, (3)	8.750%	1/31/22	BB-	2,862,000
5,500	Total Food Products				5,666,228
	Independent Power & Renewable Electricity Producers – 1.8%
2,250	Azure Power Energy Ltd, 144A, (3)	5.500%	11/03/22	Ba3	2,273,589
	Metals & Mining – 5.0%
3,000	Petra Diamonds US Treasury PLC, 144A, (3)	7.250%	5/01/22	B-	2,370,000
4,000	Vedanta Resources Ltd, 144A	7.125%	5/31/23	B+	3,942,000
7,000	Total Metals & Mining				6,312,000
	Oil, Gas & Consumable Fuels – 4.5%
1,500	Medco Straits Services Pte Ltd, 144A	8.500%	8/17/22	B+	1,603,490
2,000	State Oil Co of the Azerbaijan Republic, Reg S	4.750%	3/13/23	BB+	2,073,280
2,000	Tullow Oil PLC, 144A, (3)	6.250%	4/15/22	B+	2,021,000
5,500	Total Oil, Gas & Consumable Fuels				5,697,770

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Pharmaceuticals – 1.8%
$2,600	Teva Pharmaceutical Finance Co BV	2.950%	12/18/22	BBB	$2,229,500
	Real Estate Management & Development – 3.7%
3,200	China Evergrande Group, Reg S, Reg S	8.250%	3/23/22	B2	2,859,292
1,750	Country Garden Holdings Co Ltd, Reg S	4.750%	7/25/22	BBB-	1,747,661
4,950	Total Real Estate Management & Development				4,606,953
	Road & Rail – 0.9%
1,100	Transnet SOC Ltd, 144A	4.000%	7/26/22	Baa3	1,105,500
	Wireless Telecommunication Services – 2.4%
3,716	Digicel Group Two Ltd, 144A, (cash 7.125%, PIK 2.000%)	9.125%	4/01/24	CC	353,003
2,525	MTN Mauritius Investments Ltd, 144A, (3)	5.373%	2/13/22	BB+	2,599,397
6,241	Total Wireless Telecommunication Services				2,952,400
$75,602	Total Corporate Bonds (cost $74,443,271)				71,402,000
	Total Long-Term Investments (cost $184,016,003)				169,235,733

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.8% (0.6% of Total Investments)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8% (0.6% of Total Investments)
$970	Federal Home Loan Bank Discount Notes	0.000%	10/01/19	N/R	$970,000
	Total Short-Term Investments (cost $970,000)				970,000
	Total Investments (cost $184,986,003) – 135.9%				170,205,733
	Reverse Repurchase Agreements – (37.5)% (5)				(47,000,000)
	Other Assets Less Liabilities – 1.6%				2,054,204
	Net Assets Applicable to Common Shares – 100%				$125,259,937

Summary of Investments in Emerging Markets Countries
Turkey	8.1%
Ukraine	7.7%
South Africa	6.5%
Rwanda	5.3%
Iraq	5.1%
Ecuador	4.7%
El Salvador	4.1%
Egypt	4.0%
Nigeria	3.9%
Lebanon	3.7%
Ghana	3.6%
Costa Rica	3.2%
Barbados	3.2%
Zambia	3.1%
Mongolia	2.7%
China	2.7%
Russia	2.7%
Bahrain	2.5%
Bahamas	2.3%
Brazil	2.1%
Sri Lanka	2.1%
Mauritius	1.9%
Pakistan	1.9%
Kazakhstan	1.7%
Argentina	1.6%
India	1.3%
Azerbaijan	1.2%
Indonesia	0.9%
Senegal	0.7%
Belarus	0.5%
Colombia	0.4%
Paraguay	0.3%
Bermuda	0.2%
Dominican Republic	0.1%
Total Emerging Market Countries	96.0%
Total Developed Countries	4.0%
Total Investments	100%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Emerging Markets Debt	$ —	$97,833,733	$ —	$97,833,733
Corporate Bonds	—	71,402,000	—	71,402,000
Short-Term Investments:
U.S. Government and Agency Obligations	—	970,000	—	970,000
Total	$ —	$170,205,733	$ —	$170,205,733

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $69,469,886 have been pledged as collateral for reverse repurchase agreements.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Reverse Repurchase Agreements as a percentage of Total Investments is 27.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.